Financial Risk Management (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 15,928,242	₨ 12,779,431
Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,553,203	2,121,537
Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	96,879	185,965
Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	172,423	207,046
Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,217,112	2,021,228
Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,441,199	1,464,637
Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,447,426	6,779,018
Not later than one year [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	13,050,360	10,931,636
Not later than one year [member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,553,203	2,121,537
Not later than one year [member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	76,651	105,274
Not later than one year [member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	172,423	207,046
Not later than one year [member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,476,767	949,352
Not later than one year [member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,323,890	769,409
Not later than one year [member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	7,447,426	6,779,018
Later than one year and not later than three years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	3,128,016	2,204,843
Later than one year and not later than three years [member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	28,805	101,888
Later than one year and not later than three years [member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than three years [member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,753,552	1,209,181
Later than one year and not later than three years [member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,345,659	893,774
Later than one year and not later than three years [member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	633,829	273,416
Later than three years and not later than five years [member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	3,140
Later than three years and not later than five years [member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	543,475	81,619
Later than three years and not later than five years [member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	90,354	188,657
Later than three years and not later than five years [member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	0	0
Contractual Cash Flows [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	16,812,205	13,409,895
Contractual Cash Flows [Member] | Bank overdrafts [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	1,553,203	2,121,537
Contractual Cash Flows [Member] | Finance lease liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	105,456	210,302
Contractual Cash Flows [Member] | Other liabilities [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	172,423	207,046
Contractual Cash Flows [Member] | Borrowing from banks [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	4,773,794	2,240,152
Contractual Cash Flows [Member] | Borrowings from others [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	2,759,903	1,851,840
Contractual Cash Flows [Member] | Trade and other payables [member]
Non-derivative financial liabilities
Non-derivative financial liabilities, undiscounted cash flows	₨ 7,447,426	₨ 6,779,018